Segmented information - Revenue by Services and Products (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure of products and services [line items]
Operating revenues	$ 6,066	$ 5,861	$ 12,120	$ 11,711
Wireless
Disclosure of products and services [line items]
Operating revenues	1,766	1,692	3,489	3,327
Wireline data
Disclosure of products and services [line items]
Operating revenues	2,021	1,974	4,022	3,927
Wireline voice
Disclosure of products and services [line items]
Operating revenues	722	756	1,448	1,527
Media
Disclosure of products and services [line items]
Operating revenues	719	733	1,413	1,474
Other wireline services
Disclosure of products and services [line items]
Operating revenues	75	78	153	155
Operating Service
Disclosure of products and services [line items]
Operating revenues	5,303	5,233	10,525	10,410
Wireless
Disclosure of products and services [line items]
Operating revenues	626	542	1,252	1,105
Wireline
Disclosure of products and services [line items]
Operating revenues	137	86	343	196
Operating Product
Disclosure of products and services [line items]
Operating revenues	$ 763	$ 628	$ 1,595	$ 1,301